Ambassador Funds
                        211 West Fort Street, Suite 720
                               Detroit, MI 48226



                               November 4, 2004


VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Ambassador Funds (the "Registrant")
                  No. 333-36796 (1933 Act)

Dear Sir or Madam:

      Pursuant to Rule 497(j), this letter will certify that the form of Prospectus, dated October 29, 2004, and the form of Statement of Additional Information, dated October 29, 2004, that would have been filed under Rule 497(c) under the Securities Act of 1933 by the Registrant would not have differed from that contained in Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, which was electronically filed on October 29, 2004, and became effective on that date. Please contact the undersigned should you have any questions.

                              Sincerely,


                              /S/ PAUL R. RENTENBACH
                              Paul R. Rentenbach
                              Counsel to the Registrant





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